Long-Term Debt - Additional Information - Other (Detail) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016 USD ($) SecurityLoan	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) SecurityLoan	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Unrealized foreign exchange gain (loss)	$ (15,157)	$ (1,604)	$ (25,671)	$ 15,906
Interest at a weighted-average fixed rate	3.70%		3.70%		3.40%
Long term debt principal repayments remainder of 2016	$ 500,000		$ 500,000
Long term debt principal repayments in 2017	1,100,000		1,100,000
Long term debt principal repayments in 2018	1,700,000		1,700,000
Long term debt principal repayments in 2019	1,000,000		1,000,000
Long term debt principal repayments in 2020	1,100,000		1,100,000
Long term debt principal repayments thereafter	$ 1,700,000		$ 1,700,000
Number of loan agreement | SecurityLoan	10		10
Minimum level of free cash be maintained as per loan agreements	$ 100,000		$ 100,000		$ 100,000
Amount of free liquidity and undrawn revolving credit line	$ 384,800		384,800		$ 410,500
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Debt, refinanced, amount			$ 150,000
Minimum [Member]
Debt Instrument [Line Items]
Vessel market value to loan ratio	119.51%		119.51%
Vessel market value to loan minimum required ratio	105.00%		105.00%
Revolving credit lines maturity period			6 months
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%		5.00%
Maximum [Member]
Debt Instrument [Line Items]
Vessel market value to loan ratio	201.77%		201.77%
Vessel market value to loan minimum required ratio	125.00%		125.00%
Free liquidity and undrawn revolving credit line as percentage of debt	7.50%		7.50%